Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Restricted and Performance Stock Unit Activity

The following table summarizes Verizon’s Restricted Stock Unit and Performance Stock Unit activity:

(shares in thousands)	Restricted Stock Units	Performance Stock Units
Outstanding January 1, 2011	20,923	32,380
Granted	6,667	10,348
Payments	(7,600)	(12,137)
Cancelled/Forfeited	(154)	(2,977)

Outstanding December 31, 2011	19,836	27,614
Granted	6,350	20,537
Payments	(7,369)	(8,499)
Cancelled/Forfeited	(148)	(189)

Outstanding December 31, 2012	18,669	39,463
Granted	4,950	7,470
Payments	(7,246)	(22,703)
Cancelled/Forfeited	(180)	(506)

Outstanding December 31, 2013	16,193	23,724

Schedule of Assumptions Used in Black-Scholes Model	The following table summarizes the assumptions used in the Black-Scholes model during 2013:

End of Period
Risk-free rate	0.11%
Expected term (in years)	0.12
Expected volatility	43.27%

Schedule of Value Appreciation Rights Activity

The following table summarizes the Value Appreciation Rights activity:

(shares in thousands)	VARs	Weighted- Average Grant-Date Fair Value
Outstanding rights, January 1, 2011	11,569	$13.11
Exercised	(3,303)	14.87
Cancelled/Forfeited	(52)	14.74

Outstanding rights, December 31, 2011	8,214	12.39
Exercised	(3,427)	10.30
Cancelled/Forfeited	(21)	11.10

Outstanding rights, December 31, 2012	4,766	13.89
Exercised	(1,916)	13.89
Cancelled/Forfeited	(3)	13.89

Outstanding rights, December 31, 2013	2,847	13.89

Schedule of Stock Option Activity

The following table summarizes Verizon’s stock option activity:

(shares in thousands)	Stock Options	Weighted- Average Exercise Price
Outstanding, January 1, 2011	56,844	$44.25
Exercised	(7,104)	35.00
Cancelled/Forfeited	(21,921)	51.06

Outstanding, December 31, 2011	27,819	41.24
Exercised	(7,447)	35.20
Cancelled/Forfeited	(17,054)	45.15

Outstanding, December 31, 2012	3,318	34.69
Exercised	(2,253)	34.85
Cancelled/Forfeited	(82)	34.49

Outstanding, December 31, 2013	983	34.35

Schedule of Stock Option Outstanding

The following table summarizes information about Verizon’s stock options outstanding as of December 31, 2013:

Range of Exercise Prices	Stock Options (in thousands)	Weighted-Average Remaining Life (years)	Weighted-Average Exercise Price
$30.00-39.99	969	0.1	$34.18
40.00-49.99	14	0.1	46.31

Total	983	0.1	34.35